Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		69 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,208,663)	$ (648,095)	$ (910,518)	$ (222,462)	$ (1,205,081)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,462	484	2,230	1,435	6,213
Amortization of debt discount and deferred financing cost	270,576	0
Change in fair value of derivative liability	45,476	0
Stock-based compensation			0	25,000	25,000
Impairment of long-lived assets			0	919	919
Changes in operating assets and liabilities:
Inventory	(24,974)	0
Prepaid expenses and other current assets	(5,080)	(19,571)	17,924	(2,052)	15,872
Unearned revenues	24,980	0
Accounts payable and accrued expenses	237,182	15,147	25,326	1,963	27,482
Net cash used in operating activities	(655,041)	(652,035)	(865,038)	(195,197)	(1,129,595)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(313)	(9,484)	(33,503)	0	(38,405)
Refundable deposit paid	0	(1,721)
Net cash used in investing activities	(313)	(11,205)	(33,503)	0	(38,405)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from convertible notes payable	534,500	0
Related party advances	37,008	0	0	24,927	58,433
Proceeds from shares issued for cash	0	1,000,000	1,000,000	246,000	1,286,800
Net cash provided by financing activities	571,508	1,000,000	1,000,000	270,927	1,345,233
EFFECT OF FOREIGN CURRENCY TRANSLATIONS	(10,604)	842	1,899	0	1,899
Net increase (decrease)	(94,450)	337,602	103,358	75,730	179,132
Cash at beginning of period	179,132	75,774	75,774	44	0
Cash at end of period	84,682	413,376	179,132	75,774	179,132
Income tax	0	0	0	0	0
Interest	0	0	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for deferred financing cost	46,584	0
Debt discount on note for derivative liability	552,701	0
Forgiveness of related party debt			0	6,250	6,250
Shares issued for accounts payable			0	52,183	52,183
Cancellation of common stock			$ 0	$ 72,358	$ 72,358